Loss Per Common Share	6 Months Ended
Jun. 30, 2014
Loss per common share
LOSS PER COMMON SHARE
NOTE 16: LOSS PER COMMON SHARE
Loss per share is calculated by dividing net loss available to common stockholders by the weighted average number of shares of common stock of Navios Acquisition outstanding during the period.
Potential common shares of 14,406,286 for the six month period ended June 30, 2014, and 7,892,000 for the six month period ended June 30, 2013 (which include Series A, Series B, Series C and Series D Preferred Stock, Restricted Stock and Stock Options, wherever applicable) have an anti-dilutive effect (i.e. those that increase income per share or decrease loss per share) and are therefore excluded from the calculation of diluted loss per share.
	For the Three Months Ended June 30, 2014	For the Three Months Ended June 30, 2013	For the Six Months Ended June 30, 2014	For the Six Months Ended June 30, 2013

Numerator:
Net loss attributable to common stockholders	$ (2,804)	$ (1,536)	$ (15,622)	$ (801)
Dividend declared on preferred shares Series B	(27)	(27)	(54)	(54)
Dividend declared on Series D preferred shares	(168)	—	(279)	—
Dividend declared on restricted shares	(105)	—	(210)	—
Undistributed loss attributable to Series C participating preferred shares	151	122	825	34

Loss attributable to common stockholders, basic and diluted	$ (2,953)	$ (1,441)	$ (15,340)	$ (821)
Denominator:
Denominator for basic net loss per share — weighted average shares	149,564,942	90,215,506	145,352,511	72,143,198

Denominator for diluted net loss per share — adjusted weighted average shares	149,564,942	90,215,506	145,352,511	72,143,198
Basic net loss per share	$ (0.02)	$ (0.02)	$ (0.11)	$ (0.01)
Diluted net loss per share	$ (0.02)	$ (0.02)	$ (0.11)	$ (0.01)